Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31,	June 30,
	2026	2025

Property and equipment	$191,329	$175,265
Less: accumulated depreciation	(162,524)	(149,160)
Property and equipment, net	$28,805	$26,105

Property and equipment, net consisted of the following:

	June 30,	June 30,
	2025	2024

Property and equipment	$175,265	$148,382
Less: accumulated depreciation	(149,160)	(124,803)
Property and equipment, net	$26,105	$23,579